Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Total	$ 1,330,707	$ 1,330,707
Blythe (P1736)
Total	494,996	494,996
Southwark (P1915)
Total	464,015	464,015
Elgood (P2260)
Total	$ 371,696	$ 371,696